Deferred grants (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Grant [Abstract]
Summary of Deferred Grants

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
At January 1	489,788	459,958	64,116
Received during the year	145,330	182,232	25,402
Grant disbursed to partner of joint project	(16,423)	(25,450)	(3,547)
Released to consolidated statement of profit or loss	(59,818)	(121,893)	(16,991)
Reclassification to other payables	(98,919)	—	—
At December 31	459,958	494,847	68,980
Current (Note 22)	8,064	—	—
Non-current	451,894	494,847	68,980
	459,958	494,847	68,980